CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Cash and cash deposits:
Cash and cash equivalents		¥ 3,820,685	¥ 3,316,238
Time deposits		409,082	320,754
Deposits with stock exchanges and other segregated cash		291,480	426,519
Total cash and cash deposits		4,521,247	4,063,511
Loans and receivables:
Loans receivable (includes ¥1,210,590 and ¥1,650,115 at fair value)		4,013,852	3,579,727
Receivables from customers (includes ¥86,839 and ¥39,107 at fair value)		379,911	417,661
Receivables from other than customers (includes ¥10,362 and ¥nil at fair value)		819,263	1,069,660
Allowance for credit losses		(5,832)	(66,346)
Total loans and receivables		5,207,194	5,000,702
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥297,653 and ¥303,499 at fair value)		13,834,460	11,879,312
Securities borrowed		4,283,039	4,997,129
Total collateralized agreements		18,117,499	16,876,441
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥4,643,412 and ¥5,656,626; includes ¥14,328 and ¥7,043 at fair value)		17,509,934	15,230,817
Private equity and debt investments (includes ¥10,770 and ¥18,033 at fair value)		99,399	65,193
Total trading assets and private equity and debt investments		17,609,333	15,296,010
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥426,081 and ¥459,954)		464,316	419,047
Non-trading debt securities (includes assets pledged of ¥17,823 and ¥0)		337,361	484,681
Investments in equity securities (includes assets pledged of ¥606 and ¥953)		97,660	133,897
Investments in and advances to affiliated companies (includes assets pledged of ¥5,038 and ¥5,658)		402,485	364,281
Other (includes ¥169,080 and ¥168,780 at fair value)		1,014,707	773,586
Total other assets		2,316,529	2,175,492
Total assets		47,771,802	43,412,156
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥710,629 and ¥476,212 at fair value)	[1]	1,008,541	1,050,141
Payables and deposits:
Payables to customers		1,359,948	1,522,961
Payables to other than customers		1,799,585	1,636,725
Deposits received at banks (includes ¥71,156 and ¥159,505 at fair value)		2,137,936	1,760,679
Total payables and deposits		5,297,469	4,920,365
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥411,847 and ¥666,985 at fair value)		14,217,966	12,574,556
Securities loaned (includes ¥104,606 and ¥82,136 at fair value)		1,556,663	1,567,351
Other secured borrowings		334,319	396,291
Total collateralized financing		16,108,948	14,538,198
Trading liabilities		10,557,971	9,652,118
Other liabilities (includes ¥52,110 and ¥34,984 at fair value)		1,175,521	1,020,225
Long-term borrowings (includes ¥4,557,326 and ¥4,957,581 at fair value)		10,399,210	9,258,306
Total liabilities		44,547,660	40,439,353
Commitments and contingencies (Note 19)
Common stock
No par value shares; Authorized—6,000,000,000 shares Issued—3,233,562,601 shares Outstanding—3,017,804,012 and 3,003,679,324 shares		594,493	594,493
Additional paid-in capital		707,189	697,507
Retained earnings		1,647,005	1,606,987
Accumulated other comprehensive income		318,454	127,973
Total NHI shareholders' equity before treasury stock		3,267,141	3,026,960
Common stock held in treasury, at cost—215,758,589 and 229,883,277 shares		(118,574)	(112,355)
Total NHI shareholders' equity		3,148,567	2,914,605
Noncontrolling interests		75,575	58,198
Total equity		3,224,142	2,972,803
Total liabilities and equity		47,771,802	43,412,156
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		23,000	62,000
Total cash and cash deposits		23,000	62,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments		1,044,000	1,024,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥426,081 and ¥459,954)		49,000	10,000
Other (includes ¥169,080 and ¥168,780 at fair value)		78,000	115,000
Total other assets		127,000	125,000
Total assets		1,194,000	1,211,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥710,629 and ¥476,212 at fair value)		94,000	95,000
Collateralized financing:
Trading liabilities		0	0
Other liabilities (includes ¥52,110 and ¥34,984 at fair value)		5,000	6,000
Long-term borrowings (includes ¥4,557,326 and ¥4,957,581 at fair value)		793,000	797,000
Borrowings		887,000	892,000
Total liabilities		¥ 892,000	¥ 898,000

[1]	Includes secured borrowings of ¥92,580 million and ¥97,481 million as of March 31, 2022 and March 31, 2023 respectively.